Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 04, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr. 04, 2013
Document Effective Date	Apr. 04, 2013
Prospectus Date	Feb. 28, 2013
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FMATX